Employee Benefits (Tables)	6 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Schedule of Employee Benefits
	Six Months Ended
	31 December 2023	31 December 2022
	RM	RM

Salaries, wages, bonuses and allowances	2,720,261	1,498,795
Defined contribution plans	332,126	114,148
Social security contributions	27,993	5,551
Other employee benefits	13,817	24,542
	3,094,197	1,643,036